ACCRUED AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
ACCRUED AND OTHER LIABILITIES
Business tax, VAT and others		72,953	90,908
Accrued payroll and welfare		63,430	80,126
Current portion of consideration payable for acquisitions		14,354	15,270
Payable balance with indemnity by Xihua Group		49,800	49,800
Accrual for rental		38,473	38,688
Professional service fees payable		39,231	21,824
Amounts due to cooperating partners		15,116	16,908
Payable to Zhenjiang Foreign Language School		36,770	36,770
Payments in advance		6,506	11,906
Due to former owners		5,747	2,856
Others		73,429	35,305
Total	$ 68,688	415,810	400,361